Taxation - Additional Information (Detail) - GBP (£) £ in Thousands		12 Months Ended
	May 24, 2021	Dec. 31, 2022	Dec. 31, 2021
Disclosure of income tax credit [line items]
Description of accumulated tax losses		A deferred tax asset on losses has been recognized up to the level of the deferred tax liability, resulting in a net deferred tax liability of £nil.
Deferred tax liability		£ 0
Other taxes recoverable		614	£ 809
Uncertain tax position off balance sheet		£ 3,100
Uncertain tax position off balance sheet | %		20.00%
Indefinitely Expired [Member]
Disclosure of income tax credit [line items]
Tax Losses carry forward		£ 67,700
U.K. Tax Authority [Member]
Disclosure of income tax credit [line items]
Standard rate of corporation tax applied to reported loss		19.00%	19.00%
Rate at which deferred tax assets and liabilities would be recognized		25.00%
Tax Losses carry forward		£ 125,800
U.K. Tax Authority [Member] | Top of range [member]
Disclosure of income tax credit [line items]
Description of corporate tax reduction	25
U.K. Tax Authority [Member] | Bottom of range [member]
Disclosure of income tax credit [line items]
Description of corporate tax reduction	19
U.S. Tax Authority [Member]
Disclosure of income tax credit [line items]
Rate at which deferred tax assets and liabilities would be recognized		21.00%
Tax Losses carry forward		£ 74,600
U.S. Tax Authority [Member] | Expire In 2023 [Member]
Disclosure of income tax credit [line items]
Tax Losses carry forward		£ 6,900
Expiration date		2023
U.S. Tax Authority [Member] | Expire In 2028 [Member]
Disclosure of income tax credit [line items]
Tax Losses carry forward		£ 4,000
Expiration date		2027